UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Partners
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     February 15, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $106,880 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOBYTEL INC                  COM              05275N106     1896   313836 SH       SOLE                   313836        0        0
CEVA INC                       COM              157210105     6901   757795 SH       SOLE                   757795        0        0
CITRIX SYS INC                 COM              177376100     7955   325209 SH       SOLE                   325209        0        0
DSP GROUP INC                  COM              23332B106    11461   513272 SH       SOLE                   513272        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     7507   543200 SH       SOLE                   543200        0        0
KEYNOTE SYS INC                COM              493308100     6087   437257 SH       SOLE                   437257        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    22823   643434 SH       SOLE                   643434        0        0
PC-TEL INC                     COM              69325Q105     8049  1015039 SH       SOLE                  1015039        0        0
POLYCOM INC                    COM              73172K104    12266   526001 SH       SOLE                   526001        0        0
QLOGIC CORP                    COM              747277101    18405   501102 SH       SOLE                   501102        0        0
UTSTARCOM INC                  COM              918076100     2884   130207 SH       SOLE                   130207        0        0
VA SOFTWARE CORP               COM              91819B105      646   258200 SH       SOLE                   258200        0        0